FAIR VALUE MEASUREMENTS (Schedule of Financial Assets Measured at Fair Value on a Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Available-for-sale marketable securities	$ 28,853	$ 4,293
Foreign currency derivative contracts	650	23
Liabilities:
Earn-out liability	0	(656)
Foreign currency derivative contracts	(106)	(901)
Total financial net assets	29,397	2,759
Level 1 [Member]
Assets:
Available-for-sale marketable securities	0	0
Foreign currency derivative contracts	0	0
Liabilities:
Earn-out liability	0	0
Foreign currency derivative contracts	0	0
Total financial net assets	0	0
Level 2 [Member]
Assets:
Available-for-sale marketable securities	28,853	4,293
Foreign currency derivative contracts	650	23
Liabilities:
Earn-out liability	0	0
Foreign currency derivative contracts	(106)	(901)
Total financial net assets	29,397	3,415
Level 3 [Member]
Assets:
Available-for-sale marketable securities	0	0
Foreign currency derivative contracts	0	0
Liabilities:
Earn-out liability	0	(656)
Foreign currency derivative contracts	0	0
Total financial net assets	$ 0	$ (656)